Description of Business - Non-Regulated (Details)	12 Months Ended
Dec. 31, 2018 station MW Bcf
Waneta Expansion
Public Utilities, General Disclosures [Line Items]
Long-term contract for electric power, term	40 years
Waneta Expansion | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	335
BECOL | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Long-term contract for electric power, term	50 years
Generating facilities | station	3
Generating capacity (MW)	51
Aitken Creek
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	93.80%
Generating capacity (billion cubic feet) | Bcf	77
Waneta Expansion
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	51.00%